Apr. 29, 2026
Invesco International Diversified Fund | Invesco International Diversified Fund
Investment Objective(s)
The Fund’s investment objective is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
The table and Examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class Y or Class R6 shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares – Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)
Class:	A	C	R	Y	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None[1]	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class:	A	C	R	Y	R5	R6
Management Fees	None	None	None	None	None	None

Distribution and/or Service (12b-1) Fees	0.25	1.00	0.50	None	None	None

Other Expenses	0.17	0.17	0.17	0.17	0.13	0.06

Acquired Fund Fees and Expenses	0.87	0.87	0.87	0.87	0.87	0.87

Total Annual Fund Operating Expenses	1.29	2.04	1.54	1.04	1.00	0.93

1	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example does not include commissions and/or other forms of compensation that investors may pay on transactions in Class Y and Class R6 shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$674	$936	$1,219	$2,021

Class C	$307	$640	$1,098	$2,176

Class R	$157	$486	$839	$1,834

Class Y	$106	$331	$574	$1,271

Class R5	$102	$318	$552	$1,225

Class R6	$95	$296	$515	$1,143

You would pay the following expenses if you did not redeem your shares:

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class A	$674	$936	$1,219	$2,021

Class C	$207	$640	$1,098	$2,176

Class R	$157	$486	$839	$1,834

Class Y	$106	$331	$574	$1,271

Class R5	$102	$318	$552	$1,225

Class R6	$95	$296	$515	$1,143

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 64% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund is a special type of mutual fund known as a “fund of funds” because it primarily invests in underlying open end funds advised by Invesco Advisers, Inc. (Invesco or the Adviser), including exchange-traded funds (ETFs) advised by Invesco Capital Management LLC (Invesco Capital). Those funds are referred to as the “underlying funds.” Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The underlying funds mainly invest in foreign equity securities, which are securities of companies organized under the laws of a foreign country, or with a substantial portion of their operations, assets, revenue or profits from businesses, investments or sales outside the United States, or whose “country of risk” is a foreign country as determined by a third party service provider, or securities traded primarily in foreign securities markets. Certain underlying funds may invest 100% of their assets in securities of foreign companies. Some underlying funds may invest in emerging or developing markets, i.e., those that are generally in the early stages of their industrial cycles, as well as in developed markets throughout the world. From time to time an underlying fund may place greater emphasis on investing in one or more particular industries, regions, or investment styles (such as growth investing). Under normal market conditions, the Fund will invest in shares of some or all of the following Invesco global or international funds that were chosen based on Invesco Adviser Inc.’s (Invesco or the Adviser) determination that they could provide capital appreciation:
■
Invesco Developing Markets Fund
■
Invesco Emerging Markets ex-China Fund (formerly known as Invesco EQV Emerging Markets All Cap Fund)
■
Invesco EQV International Equity Fund
■
Invesco International Small Company Fund (formerly known as Invesco EQV International Small Company Fund)
■
Invesco International Small-Mid Company Fund
■
Invesco International Growth Fund (formerly known as Invesco Oppenheimer International Growth Fund)
■
Invesco International Growth Focus ETF
■
Invesco International Value Fund
Certain underlying funds can invest in derivative instruments to manage currency or exchange rate risk.
The Fund will typically invest in a minimum of three of the underlying funds and will not invest more than 50% of its net assets in any single underlying fund. The Adviser may change the weightings in the underlying funds at any time, without prior approval from or notice to shareholders.
The Adviser will monitor the markets and allocate assets among the underlying funds based on changing market or economic conditions and investment opportunities. In determining how much of the Fund’s assets to invest in an underlying fund, the Adviser will seek to diversify the Fund’s investments internationally and among different investment styles, larger and smaller market capitalizations and between developed and emerging markets. The Fund may also change its allocations based on the Adviser’s evaluation of economic factors that it believes are not reflected in particular markets in which one or more of the underlying funds invest or on current or anticipated changes in currency valuations. The Adviser monitors the underlying fund selections and in response to changing market or economic conditions, the Adviser may change any or all of the underlying funds, including using funds that may be created in the future, without prior approval from or notice to shareholders. Although the term “underlying funds” refers, for ease of reference, to the funds set forth in the bulleted list above, the Fund also uses the term “underlying fund” to refer to funds not listed above in which the Fund may invest in the future.
In attempting to meet their investment objectives or to manage subscription and redemption requests, certain underlying funds engage in active and frequent trading of portfolio securities.
The Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Invesco family of funds. This will generally occur at times when the Fund is unable to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer International Diversified Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance.
The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Class R5 shares’ returns of the Fund will be different from Class A shares’ returns of the Fund and the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Annual Total Returns

Class A	Period Ended	Returns
Best Quarter	June 30, 2020	20.26%
Worst Quarter	March 31, 2020	-21.13%

Average Annual Total Returns (for the periods ended December 31, 2025)
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	9/27/2005	14.41%	-0.03%	5.49%
Return After Taxes on Distributions		7.12	-2.55	4.09
Return After Taxes on Distributions and Sale of Fund Shares		13.55	-0.21	4.33

Class C	9/27/2005	19.33	0.36	5.45

Class R	9/27/2005	20.90	0.87	5.82

Class Y	9/27/2005	21.37	1.35	6.35

Class R5	5/24/2019	21.27	1.41	6.31 [1]

Class R6	8/28/2012	21.54	1.50	6.51

MSCI ACWI ex USA® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		32.39	7.91	8.41

1
Performance shown on or prior to the inception date is that of the predecessor fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.